Schedule of Investments (unaudited)	iShares® MSCI Brazil Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.9%
Embraer SA(a)	1,098,088	$3,640,839

Air Freight & Logistics — 0.4%
Sequoia Logistica e Transportes SA(a)	96,752	436,263

Auto Components — 0.7%
Mahle-Metal Leve SA	60,175	318,558
Tupy SA(a)	112,269	529,926
		848,484
Commercial Services & Supplies — 0.4%
Ambipar Participacoes e Empreendimentos S/A	70,620	440,249

Communications Equipment — 0.6%
Intelbras SA Industria de Telecomunicacao
Eletronica Brasileira(a)	127,068	692,429

Diversified Consumer Services — 6.3%
Anima Holding SA(a)	473,523	1,144,807
Cogna Educacao(a)	2,926,904	2,369,963
Cruzeiro do Sul Educacional SA	149,225	400,857
MPM Corporeos SA.	209,996	773,629
YDUQS Participacoes SA	482,311	3,044,694
		7,733,950
Electric Utilities — 6.1%
AES Brasil Energia SA	217,216	582,249
Alupar Investimento SA	229,051	1,204,653
EDP - Energias do Brasil SA	472,914	1,692,317
Light SA	522,635	1,639,596
Transmissora Alianca de Energia Eletrica SA.	331,526	2,461,143
		7,579,958
Electrical Equipment — 0.5%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA(a)	359,344	655,020

Food & Staples Retailing — 6.1%
Cia Brasileira de Distribuicao	250,956	1,898,650
Grupo Mateus SA(a).	863,462	1,350,272
Sendas Distribuidora SA	251,398	4,314,821
		7,563,743
Food Products — 6.0%
Camil Alimentos SA	202,446	390,388
M. Dias Branco SA.	132,489	744,594
Marfrig Global Foods SA	610,170	2,150,704
Minerva SA	429,604	816,888
Sao Martinho SA.	275,899	1,822,139
SLC Agricola SA	148,978	1,515,021
		7,439,734
Health Care Providers & Services — 4.0%
Fleury SA.	297,681	1,511,909
Instituto Hermes Pardini SA	81,903	332,691
Odontoprev SA	415,284	1,054,206
Qualicorp Consultoria e Corretora de Seguros SA	354,214	1,985,942
		4,884,748
Hotels, Restaurants & Leisure — 1.8%
BK Brasil Operacao e Assessoria a Restaurantes SA(a)	344,368	703,709
CVC Brasil Operadora e Agencia de Viagens SA(a)	314,498	1,501,977
		2,205,686
Security	Shares	Value

Household Durables — 4.8%
Construtora Tenda SA.	114,184	$527,134
Cyrela Brazil Realty SA Empreendimentos e Participacoes.	467,475	2,143,764
Even Construtora e Incorporadora SA.	165,709	334,171
Ez Tec Empreendimentos e Participacoes SA	177,433	1,060,165
MRV Engenharia e Participacoes SA	489,093	1,631,968
Trisul SA	131,282	261,723
		5,958,925
Independent Power and Renewable Electricity Producers — 4.3%
Eneva SA(a)	1,086,153	3,847,187
Omega Geracao SA(a)	198,479	1,514,194
		5,361,381
Insurance — 3.9%
IRB Brasil Resseguros S/A	1,482,141	1,689,260
Sul America SA	466,605	3,104,911
		4,794,171
Interactive Media & Services — 0.3%
Meliuz SA	49,413	389,392

IT Services — 4.0%
Cielo SA.	1,911,226	1,543,884
Locaweb Servicos de Internet SA(b)	680,938	3,417,952
		4,961,836
Machinery — 0.5%
Iochpe Maxion SA(a)	202,725	644,930

Marine — 0.7%
Hidrovias do Brasil SA(a)	653,784	861,810

Media — 0.4%
Smiles Fidelidade SA	104,116	450,489

Oil, Gas & Consumable Fuels — 3.7%
3R Petroleum Oleo Gas SA(a)	51,729	406,650
Enauta Participacoes SA	166,213	491,141
Petro Rio SA(a).	959,686	3,633,096
		4,530,887
Paper & Forest Products — 1.6%
Duratex SA	485,460	1,916,988

Professional Services — 0.5%
Boa Vista Servicos SA	330,514	634,811

Real Estate Management & Development — 7.8%
Aliansce Sonae Shopping Centers SA	226,846	1,305,789
BR Malls Participacoes SA(a)	1,362,525	2,922,852
BR Properties SA	342,800	631,441
Iguatemi Empresa de Shopping Centers SA.	138,048	1,145,610
Jereissati Participacoes SA.	54,958	313,717
JHSF Participacoes SA	484,715	708,699
LOG Commercial Properties e Participacoes SA.	71,849	408,758
Multiplan Empreendimentos Imobiliarios SA	440,691	2,169,759
		9,606,625
Road & Rail — 4.4%
Cia. de Locacao das Americas.	515,947	2,673,932
Movida Participacoes SA	210,285	729,100
SIMPAR SA	112,692	1,123,525
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA(a)	89,049	905,577
		5,432,134

Schedule of Investments (unaudited) (continued)	iShares® MSCI Brazil Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software — 1.1%
Linx SA.	192,466	$1,388,553

Specialty Retail — 3.5%
C&A Modas Ltda(a)	168,657	454,675
Grupo SBF SA(a)	151,258	969,651
Lojas Quero Quero S/A	278,150	1,169,877
Pet Center Comercio e Participacoes SA	399,100	1,787,324
		4,381,527
Textiles, Apparel & Luxury Goods — 4.9%
Arezzo Industria e Comercio SA	85,350	1,451,459
Cia. Hering	202,364	1,277,467
Grendene SA	493,618	961,342
GRUPO DE MODA SOMA SA(a)	298,364	869,611
Guararapes Confeccoes SA	156,079	592,667
Vivara Participacoes SA	147,698	853,308
		6,005,854
Transportation Infrastructure — 1.6%
EcoRodovias Infraestrutura e Logistica SA(a)	305,693	732,603
Santos Brasil Participacoes SA	741,567	1,277,754
		2,010,357
Water Utilities — 1.7%
Cia. de Saneamento de Minas Gerais-COPASA	297,223	1,000,876
Cia. de Saneamento do Parana.	278,841	1,078,083
		2,078,959

Total Common Stocks — 85.5%
(Cost: $79,526,326)	.	105,530,732

Preferred Stocks

Airlines — 4.1%
Azul SA, Preference Shares, NVS	437,727	3,611,539
Gol Linhas Aereas Inteligentes SA, Preference
Shares, NVS	278,808	1,434,243
		5,045,782
Banks — 2.7%
Banco ABC Brasil SA, Preference Shares, NVS	132,171	437,468
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	316,623	828,054
Banco Pan SA, Preference Shares, NVS	469,486	2,055,696
		3,321,218
Chemicals — 1.1%
Unipar Carbocloro SA, Preference Shares, NVS	69,140	1,371,869
Security	Shares	Value

Electric Utilities — 0.2%
Cia. Energetica do Ceara, Class A, Preference Shares, NVS	22,084	$241,319

Independent Power and Renewable Electricity Producers — 1.1%
Cia. Energetica de Sao Paulo, Class B, Preference Shares, NVS	296,796	1,376,434

Machinery — 1.0%
Marcopolo SA, Preference Shares, NVS	756,966	389,253
Randon SA Implementos e Participacoes, Preference Shares, NVS	286,720	811,466
		1,200,719
Metals & Mining — 2.9%
Cia. Ferro Ligas da Bahia-Ferbasa, Preference Shares, NVS	59,830	454,950
Metalurgica Gerdau SA, Preference Shares, NVS	1,127,136	3,205,126
		3,660,076
Water Utilities — 0.3%
Cia. de Saneamento do Parana, Preference Shares, NVS	459,605	358,040

Total Preferred Stocks — 13.4%
(Cost: $10,225,158)		16,575,457

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	30,000	30,000

Total Short-Term Investments — 0.0%
(Cost: $30,000)		30,000

Total Investments in Securities — 98.9%
(Cost: $89,781,484)		122,136,189

Other Assets, Less Liabilities — 1.1%		1,321,856

Net Assets — 100.0%		$123,458,045

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares.	$150,000	$—	$(120,000	)(a)	$—	$—	$30,000	30,000	$304	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Brazil Small-Cap ETF
May 31, 2021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Brazil Index	23	06/18/21	$1,217	$73,881

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$105,530,732	$—	$—	$105,530,732
Preferred Stocks	16,575,457	—	—	16,575,457
Money Market Funds	30,000	—	—	30,000
	$122,136,189	$—	$—	$122,136,189
Derivative financial instruments(a)
Assets
Futures Contracts	$73,881	$—	$—	$73,881

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares